Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses
Right to use facilities paid in advance	$ 24,996	$ 23,034
Prepaid insurance	13,760	22,325
Deferred costs of works for taxes	1,839	1,477
Other prepaid expenses	141	1,288
Prepaid expenses	40,736	48,124
Classification by maturity:
Current portion	19,474	25,976
Non-current portion	21,262	22,148
Prepaid expenses	$ 40,736	$ 48,124